EQUITY INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2022
EQUITY INVESTMENTS
Schedule of long-term investments
The following long-term investments were accounted for under the equity method as of June 30, 2021 and 2022 as indicated:

June 30, 2021	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$23,874	5,741	—	—	29,615
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	820	6,677	—	—	7,497
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,754	(163)	—	—	9,591
China Techenergy Co., Ltd.	40.00%	—	11,811	—	—	11,811
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,369	(4,369)	—	—	—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,548	(141)	—	—	1,407
Beijing AIRmaker Technology Co., Ltd.	20.00%	155	(18)	—	—	137
Southcon Development Sdn Bhd.	30.00%	219	(111)	—	—	108
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	464	(464)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—

		41,203	18,963	—	—	60,166

June 30, 2022	Interest held	Long-term investment, at cost, less impairment	Share of undistributed profits	Disposal	Advance to investee company	Total
Equity method
Beijing Hollycon Medicine & Technology Co., Ltd.	30.00%	$8,609	5,544	—	—	14,153
Beijing Hollysys Electric Motor Co., Ltd.	40.00%	791	6,893	—	—	7,684
Suqian Runhe Emerging Industry Investment Center (limited partnership)	29.97%	9,410	(168)	—	—	9,242
China Techenergy Co., Ltd.	40.00%	—	13,751	—	—	13,751
Ningbo Hollysys Intelligent Technologies Co., Ltd.	40.00%	4,215	(4,215)	—	—	—
Hunan LingXiang Maglev Technology Co., Ltd.	17.67%	1,494	(136)	(1,358)	—	—
Beijing AIRmaker Technology Co., Ltd.	20.00%	149	(18)	—	—	131
Southcon Development Sdn Bhd.	30.00%	211	(111)	—	—	100
Beijing Hollysys Machine Automation Co., Ltd.	30.00%	448	(448)	—	—	—
Beijing Jing Yi Intelligent Technologies Innovation Center Co., Ltd.	46.00%	—	—	—	—	—
Beijing Hollysys Digital Technology Co.,Ltd.	25.00%	1,437	(1,036)	—	—	401
Shandong MassDatas Development Co., Ltd.	20.00%	1,195	(76)	—	—	1,119

		27,959	19,980	(1,358)	—	46,581